1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3333 Fax

October 29, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust

Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This preliminary N-14 is being filed in connection with the reorganization of each of the BMO Government Money Market Fund, BMO Prime Money Market Fund, and BMO Tax-Free Money Market Fund (each, an “Acquired Fund”), each a series of BMO Funds, Inc., with and into a corresponding series of the Registrant, the Goldman Sachs Financial Square Government Fund, Goldman Sachs Investor Money Market Fund, and Goldman Sachs Investor Tax-Exempt Money Market Fund (each, an “Acquiring Fund”) in exchange for shares of the corresponding Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the corresponding Acquired Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3458.

Sincerely,

/s/ Brenden P. Carroll
Brenden P. Carroll